Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

[redacted]

05066445

1-32623

RECD S.E.C.
SEP 1 6 2005
077

September 16, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

This is to certify that on September 16, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Conversion Services International, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $.001 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
SEP 2 1 2005
THOMSON
FINANCIAL

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl